Property, Plant and Equipment and Intangible Assets (Future Amortization) (Details) $ in Millions	Dec. 27, 2014 USD ($)
Property, Plant And Equipment And Intangible Assets [Abstract]
2014	$ 82
2015	74
2016	68
2017	66
2018	$ 63